NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share

	Years Ended December 31,
	2022	2021
Numerator:
Net loss	$(85,382)	$(70,526)

Denominator – basic and diluted:
Weighted average common shares outstanding	72,782,773	64,509,718

Net loss per share – basic and diluted	$(1.17)	$(1.09)

Schedule of anti-dilutive net loss per share

	December 31,
	2022	2021
Stock options outstanding(a)	7,812,178	5,489,492
Non-vested RSUs and RSAs	4,267,746	3,314,715
Warrants(b)	-	-
Convertible Notes(b)	-	-

(a)	If the Company had reported net income, the calculation of these per share amounts would have included the dilutive effect of these Common Stock equivalents using the treasury stock method for stock options.
(b)	The Convertible Notes and Warrants referred to in Notes 13 and 17, respectively, were also excluded on an as converted basis because their effect would have been anti-dilutive.